Acquired Intangible Assets and Goodwill - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible assets percentage of owned subsidiaries	50.00%
Amortization period of purchased deposits premium	7 years
Amortization expense	$ 112,000	$ 396,000	$ 396,000